PROVISION FOR LITIGATION - Probable losses paragraphs (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2015 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)	May 02, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Jul. 31, 2015	Jul. 06, 2015 BRL (R$)
Provisions recognized
Provision on legal proceedings			R$ 24,127,659			R$ 24,552,350
Compulsory Loan, Interest Rate		6.00%	6.00%
Provision on legal proceedings, non-current			R$ 23,196,295			23,033,963
Civil
Provisions recognized
Provision on legal proceedings			22,211,307			21,283,131
Provision on legal proceedings, non-current			346,825			625,879
Compulsory Loan
Provisions recognized
Provision on legal proceedings			R$ 17,941,912			16,596,267
Compulsory Loan, Interest Rate		6.00%	6.00%
Eletrobras's understanding of interest term limit		5 years	5 years
Additional provisions, other provisions			R$ 1,389,756
Net compensatory interest			467,630
Gross amount of compensatory interest			759,879
Reversal of compensatory interest			292,249
Guarantor obligation
Provisions recognized
Provision on legal proceedings			569,900			545,928
Reversed amount			384,953
Action Complaints - Class Action
Provisions recognized
Provision on legal proceedings					R$ 14,750
Water Resources Inspection Fee
Provisions recognized
Reversed amount			1,183,583
Expropriation of Lands | Eletronorte
Provisions recognized
Provision on legal proceedings			291,800
ANEEL Tender No. 004/2014 - Lot A
Provisions recognized
Provision on legal proceedings			45,927
Contract amount			163,800
Investment amount			134,730
INEPAR S.A. on services rendered at the Itabera Substation
Provisions recognized
Provision on legal proceedings			166,458
Additional provisions, other provisions			163,765
Annulment Claim | FURNAS
Provisions recognized
Provision on legal proceedings			R$ 315,000
Judicial deposit								R$ 117,300
Declaration of Nullity
Provisions recognized
Percentage of fine based on the value of the case			0.01%
Litigation amount claimed | $		$ 350
Provisional enforcement amount provided by defendant on litigation claimed	R$ 1,035
Amount of assets attached				R$ 500,000
Provision on legal proceedings, non-current			R$ 1,293,550
Additional of liabilities for damages in favor of the employers of the adverse parties			129,355
Generation Scaling Factor
Provisions recognized
Percentage below which neutrality is sought							95.00%
Provision on legal proceedings, non-current			831,352
Tax
Provisions recognized
Provision on legal proceedings			348,534			632,761
Provision on legal proceedings, non-current			1,522,207			2,358,354
Labor
Provisions recognized
Provision on legal proceedings			1,567,818			2,636,458
Provision on legal proceedings, non-current			21,327,263			R$ 20,049,730
Provision for litigation
Provisions recognized
Additional provisions, other provisions			R$ 5,594,718